Components Of Other Comprehensive Income/(Loss) (Accumulated Other Comprehensive Income/Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components Of Other Comprehensive Income/(Loss) [Abstract]
Accumulated other comprehensive income/(loss), Before-Tax Amount	$ (26,587)	$ (3,876)	$ (22,330)	$ 58,878
Accumulated other comprehensive income/(loss), Tax Benefit/ (Expense)	10,400	1,266	8,993	(21,256)
Accumulated other comprehensive income/(loss), Net-of-Tax Amount	(146,343)	(130,156)	(127,546)	(114,209)
Other comprehensive income:
Unrealized market adjustments on securities available-for-sale, Before-Tax Amount	(19,016)	36,294	(31,297)
Unrealized market adjustments on securities available-for-sale, Tax Benefit/(Expense)	7,397	(14,119)	12,175
Unrealized market adjustments on securities available-for-sale, Accumulated Other Comprehensive Income/(Loss)	(11,619)	22,175	(19,122)
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss), Before-Tax Amount	(328)	(773)	(715)
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss), Tax (Benefit)/Expense	128	301	278
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss), Accumulated Other Comprehensive Income/(Loss)	(200)	(472)	(437)
Pension and post retirement plans:
Net actuarial gain/(loss) arising during the period, Before-Tax Amount	(45,110)	(60,953)	(5,439)
Net actuarial gain/(loss) arising during the period, Tax Benefit/(Expense)	17,906	23,337	2,014
Net actuarial gain/(loss) arising during the period, Accumulated Other Comprehensive Income/(Loss)	(27,204)	(37,616)	(3,425)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Before-Tax Amount	37,867	21,556	15,121
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Tax Benefit/(Expense)	(15,031)	(8,253)	(5,474)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	$ 22,836	$ 13,303	$ 9,647